COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES
26.	COMMITMENTS AND CONTINGENCIES

(a) Operating lease commitments

From January 1, 2008, Jiangxi Jinko leased buildings and land use rights from Desun, under a non-cancelable operating lease expiring in January 2018, with an annual rental of RMB1,100,304 and an option to renew. In addition, the Group also leased office buildings for its offices located in Hong Kong, Shanghai, Germany, United States and Italy under non-cancelable operating lease from third parties.

Future minimum obligations for operating leases are as follows:

Year ending December 31,	RMB
2012	5,464,815
2013	5,073,942
2014	4,005,687
2015	1,692,868
2016	1,294,245
Years thereafter	1,100,304

Total	18,631,861

Rental expense under all operating leases were RMB3,284,497, RMB4,455,490 and RMB5,493,427 for the years ended December 31, 2009, 2010 and 2011, respectively.

(b) Capital commitments

The Group entered into several purchase agreements and supplementary agreements with certain suppliers to acquire machineries to be used in the manufacturing of its products. The Group's total future payments under these purchase agreements amounted to RMB439.1 million as of December 31, 2011.

(c) Contingencies

In the opinion of management, as confirmed by its legal counsel, as of December 31, 2011, the ownership structure of the Group is in compliance with all existing PRC laws and regulations. It is also in the opinion of management that potential losses arising from the ownership structure based on current regulatory environment is remote. However, the Company cannot be assured that the PRC government authorities will not take a view contrary to the opinion of management. In addition, there may be changes and other developments in the PRC laws and regulations or their interpretations. If the current ownership structure of the Group was found to be not in compliance with any existing or future PRC laws or regulations, the Group may be required to restructure its ownership structure and operations in the PRC to comply with current or new PRC laws and regulations.

On December 20, 2010, Zhejiang Global Photovoltaic Technology Co., Ltd ("Zhejiang Global"), one of the customers, filed an action in Shaoxing People's Court against Zhejiang Jinko for the late delivery of products and claimed for charges of RMB14 million and the return of advances paid by Zhejiang Global to Zhejiang Jinko of RMB5 million. As of December 31, 2010, the management estimates that the probable loss associated with this lawsuit is in the range of RMB10 million to RMB13 million. Hence, the Company provided RMB10 million for estimated loss. On April 20, 2011, Shaoxing People’s Court ruled in favor of Zhejiang Global that Zhejiang Jinko must pay the late charge of RMB12 million and return the advances of RMB4.8 million to Zhejiang Global. On May 30, 2011, Zhejiang Jinko filed an appeal to the Shaoxing Intermediate People’s Court, Zhejiang Province. On December 15, 2011, Shaoxing Intermediate People’s Court upheld the judgment of the lower court. The Group provided RMB12 million for estimated loss as of December 31, 2011. A total liability of RMB 16.8 million including the return of the advance payment, were recorded in other payables and accruals as of December 31, 2011.

On March 9, 2011, Jiangsu Yangsheng Energy Technology Co., Ltd., or Jiangsu Yangsheng, one of our customers, filed an action in Haining People’s Court, Zhejiang Province against Zhejiang Jinko for the return of prepayment of RMB8 million and the accrued interest of RMB74,667 due to the delayed return of prepayment. The case was subsequently referred to the Jiaxing Intermediate People’s Court. On February 20, 2012, Jiaxing Intermediate People’s Court ruled in favor of Zhejiang Jinko for lack of contractual relationship between Jiangsu Yansheng and Zhejiang Jinko. On March 6, 2012, Jiangsu Yangsheng filed an appeal to the Zhejiang High People’s Court, Zhejiang Province. As of the date of this annual report, this suit is still pending. The Company does not anticipate any loss from this case.

On October 11, 2011, JinkoSolar was named as a defendant in a putative shareholder class action lawsuit filed in the United States District Court for the Southern District of New York captioned Marco Peters v. JinkoSolar Holding Co., Ltd., et al., Case No. 11-CV-7133 (S.D.N.Y.) (the “U.S. Securities Action”). In addition to JinkoSolar, the complaint also names as defendants Xiande Li, Kangping Chen, Xianhua Li, Wing Koen Siew, Haitao Jin, Zibin Li, Stephen Markscheid, Longgen Zhang (the “Individual Defendants”), and the underwriters of JinkoSolar's May 13, 2010 ADS offering. The plaintiff in the U.S. Securities Action seeks to represent a class of all purchasers and acquirers of ADSs of JinkoSolar between May 13, 2010 and September 21, 2011, inclusive. The plaintiff alleges that the defendants violated Sections 11 and 12(a)(2) of the Securities Act of 1933 and Section 10(b) of the Securities Exchange Act of 1934 by making material misstatements or failing to disclose material information regarding, among other things, JinkoSolar’s compliance with environmental regulations at its Haining facility. The complaint also asserts claims against the Individual Defendants for control person liability under Section 15 of the Securities Act of 1933 and Section 20(a) of the Securities Exchange Act of 1934. The complaint seeks, among other things, certification of the putative class, unspecified compensatory damages (including interest), and costs and expenses incurred in the action.

On March 19, 2012, the court entered an order appointing lead plaintiffs in the U.S. Securities Action. On April 2, 2012, the court directed lead plaintiffs to file an amended complaint on or before May 30, 2012. The deadline for defendants to move, answer or otherwise respond to the amended complaint is July 30, 2012. As of December 31, 2011, a range of loss was not known for the claims. JinkoSolar believes that the claims against it in the U.S. Securities Action are without merit and intends to defend itself vigorously.

(d) Guarantees

On June 13, 2009, Jiangxi Jinko entered into a loan agreement with Shangrao Heji Investment Co., Ltd. ("Heji"), in the principal amount of RMB100 million with a term of three years. Of this amount, RMB nil was outstanding as of December 31, 2011. In consideration of this loan agreement, Heji required Jiangxi Jinko to enter into a guarantee agreement with Jiangxi International Trust Co., Ltd. ("JITCL") on May 31, 2009 for Heji's payment obligations under its separate trust loan agreement with JITCL ("JITCL Loan Agreement"), under which JITCL extended a loan to Heji in the principal amount of RMB50 million for a term of three years. In the event that Heji fails to perform its obligations under the JITCL Loan Agreement or otherwise defaults thereunder, Jiangxi Jinko will become liable for Heji's obligations under the JITCL Loan Agreement. The Company recorded a guarantee liability of RMB1.5 million as of December 31, 2010 and reclassified to short term liability as of December 31, 2011. Corresponding deferred financing cost was recorded and amortized over the period of Jiangxi Jinko’s long-term borrowing. Jiangxi Jinko has fully repaid the entrusted loans in July 2011. However, Jiangxi Jinko has not been released from its obligations and therefore, it may still be required to perform obligations under the Guarantee Agreement, which would have a materially adverse effect on the Company’s financial condition.